Goodwill - Goodwill allocated to the cash-generating units (Detail) - Goodwill [Member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line items]
Intangible assets including goodwill	€ 7,731	€ 8,898	€ 8,523
Respiratory Care & Sleep Management [Member]
Goodwill [Line items]
Intangible assets including goodwill	1,819	1,958
Image-Guided Therapy [Member]
Goodwill [Line items]
Intangible assets including goodwill	2,242	1,106
Patient Care & Monitoring Solutions [Member]
Goodwill [Line items]
Intangible assets including goodwill	1,349	1,506
Professional [Member]
Goodwill [Line items]
Intangible assets including goodwill		1,671
Other (units carrying a non-significant goodwill balance) [Member]
Goodwill [Line items]
Intangible assets including goodwill	€ 2,321	€ 2,657